As filed with the Securities and Exchange Commission on February 13, 2009

Registration No 333-152224

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

SEC File # 811-5563

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 2	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 228	☑

PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
PACIFIC LIFE INSURANCE COMPANY

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive
P.O. Box 9000
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Office)

(949) 219-7286
(Depository’s Telephone Number, including Area Code)

Charlene Grant
Assistant Vice President
Pacific Life Insurance Company
700 Newport Center Drive
P.O. Box 9000
Newport Beach, California 92660

(Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on _____________________ pursuant to paragraph (b) of Rule 485

☑	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on _____________________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new date for a previously filed post-effective amendment. Such effective date shall be ______________________.

Title of securities being registered: interests in the Separate Account under M’s Versatile Product VII Flexible Premium Variable Life Insurance Policies.

Filing fee: None

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

(Included in Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-6, Accession
No. 0000892569-08-001365, as filed on October 9, 2008, and incorporated by reference herein.)

Supplement Dated                     , 2009 to Prospectus Dated October 10, 2008 for
M’s Versatile Product VII Flexible Premium Variable Life Insurance Policy (the “Policy”)
Issued by Pacific Life Insurance Company
You’ll find an explanation of what terms mean in your Policy prospectus or in the prospectuses for the Funds underlying the available Investment Options. You should read the prospectuses carefully.
This supplement must be preceded or accompanied by the applicable prospectus referenced above, as supplemented.
Two new Riders are available on your Policy
On May 1, 2009, or, if later, subject to approval of the state in which your Policy is issued, the following two new Riders will be available:
•	SVER Term Insurance Rider, which replaces the Surrender Value Enhancement Rider – Individual Rider

•	SVER Term Insurance Rider – Trust/Executive Benefit, which replaces the Surrender Value Enhancement Rider – Trust/Executive Benefit
If your Policy was issued on or before April 30, 2009, and you purchased either the Surrender Value Enhancement Rider – Individual Rider or the Surrender Value Enhancement Rider – Trust/Executive Benefit, your Rider will remain in effect and will not be replaced.
Fee Tables
The following is added under Optional benefits, minimum and maximum in the chart titled Periodic charges other than Pacific Select Fund operating expenses:

	When charge is	Amount deducted –	Amount deducted –
Charge[1]	deducted	Maximum Guaranteed Charge	Current charges

SVER Term Insurance Rider

Cost of insurance	Monthly payment date	$0.02 – $83.34 per $1,000 of a Discounted Net Amount At Risk	$0.02 – $13.41 per $1,000 of a Discounted Net Amount At Risk

Charge during Policy Year 1 for a male non-smoker who is Age 45 at Policy issue		$0.23 per $1,000 of a Discounted Net Amount At Risk	$0.07 per $1,000 of a Discounted Net Amount At Risk

Coverage charge	Monthly payment date	$0 – $2.66 per $1,000 of Rider Coverage Layer	$0 – $2.66 per $1,000 of Rider Coverage Layer

Charge during Policy Year 1 for a male non-smoker who is Age 45 at Policy issue		$0 per $1,000 of Rider Coverage Layer	$0 per $1,000 of Rider Coverage Layer[2]

SVER Term Insurance Rider – Trust/Executive Benefit

Cost of insurance	Monthly payment date	$0.02 – $83.34 per $1,000 of a Discounted Net Amount At Risk	$0.02 – $13.41 per $1,000 of a Discounted Net Amount At Risk
Charge during Policy Year 1 for a male non-smoker who is Age 45 at Policy issue		$0.23 per $1,000 of a Discounted Net Amount At Risk	$0.07 per $1,000 of a Discounted Net Amount At Risk

Coverage charge	Monthly payment date	$0 – $3.14 per $1,000 of Rider Coverage Layer	$0 – $3.14 per $1,000 of Rider Coverage Layer

Charge during Policy Year 1 for a male non-smoker who is Age 45 at Policy issue		$0 per $1,000 of Rider Coverage Layer	$0 per $1,000 of Rider Coverage Layer[2]

Termination Credit charge	Monthly payment date	0.10% of Rider Coverage Layer	0.10% of Rider Coverage Layer

[1]	Rider charges are based on the Age and Risk Class of the Insured on the effective date of the Rider. Charges shown for the sample policy above may not be typical of the charges you will pay. Ask your registered representative for information on optional Rider charges for your Policy. The charges for any optional benefit Riders you add to your Policy will be state in the Policy Specifications.

[2]	The SVER Term Insurance Rider maximum guaranteed Coverage Charge for this sample Policy (assuming Death Benefit Option A or C is used) is $0/month per $1,000 of Coverage Layer in Policy Year 1, and increases to $0.33/month per $1,000 of Coverage Layer in Policy Year 2; and increase to $0.50/month per $1,000 of Coverage Layer in Policy Year 3-10. In Policy Year 11 and thereafter, the charge is reduced to $0.33/month per $1,000 of Coverage Layer.

The Death Benefit
The following is added under Optional Riders:
•	SVER Term Insurance Rider
Provides term insurance on the Insured in combination with the Face Amount of the Policy. You may purchase the Rider at Policy issue or any time while the Policy is In Force. The Rider modifies the Death Benefit of the Policy to include the Face Amount of the Rider, so that the Death Benefit equals the greater of the Death Benefit as calculated under 1) the Death Benefit option you choose on the Policy plus the Face Amount of the Rider, or 2) the Guideline Minimum Death Benefit under the Death Benefit Qualification Test you’ve chosen.
The guaranteed monthly cost of insurance rate and monthly coverage charge will be shown in your Policy Specifications. Our current cost of insurance rates for the Rider are lower than the guaranteed rates.
You may request increases or decreases in Face Amount of the Rider. Each increase will be subject to satisfactory evidence of insurability and will have associated cost of insurance and coverage charges. Unless you request otherwise, the increase will become effective on the first Monthly Payment Date on or following the date we receive and approve your request. We may limit increases of Rider Face Amount to one per Policy year. We may deduct an administrative charge not to exceed $100 from your Policy’s Accumulated Value on the effective date of any unscheduled increase. Decreases will be effective on the first Monthly Payment Date on or following the date the Written Request is received at our Life Insurance Operations Center. Decreases will first be applied against the most recent increase, if any, and then against successively earlier increases, if any, and finally against the original Accounting Benefit Rider Face Amount.
The Rider will terminate on the earliest of your Written Request, or on lapse or termination of this Policy.
•	SVER Term Insurance Rider–Trust/Executive Benefit
Provides term insurance on the Insured in combination with the Face Amount of the Policy. May also provide higher early cash value. The Rider may be purchased at Policy issue, subject to state availability. Policies must be owned by a corporation, trust or individual (when part of an employer-sponsored arrangement) which meet the annual aggregate premium requirement of $50,000 annually.
The charges for this Rider will be shown in the Policy Specifications. The total monthly charge is comprised of three components:
•	the rider coverage charge

•	the rider cost of insurance charge; and

•	the termination credit charge.
     While this Rider is in effect:
1.	The Rider modifies the Death Benefit of the Policy to include the Face Amount of the Rider, so that the Death Benefit as calculated under the Death Benefit Option you choose on the Policy is increased by the Face Amount of the Rider.

2.	If you surrender the Policy, we will pay you a termination credit in addition to the Net Cash Surrender Value, unless either of the following is true:
•	the Policy is surrendered in connection with the purchase of a replacement life insurance policy including, but not limited to, a replacement intended to qualify as a tax free exchange under Section 1035 of the Tax Code; or

•	the Owner at the time of Policy surrender is different from the Owner on the Policy application, and the Owner at the time of Policy surrender is a life insurance company.
You may request increases or decreases in Face Amount of the Rider. Each increase will be subject to satisfactory evidence of insurability and will have associated Rider coverage charges and Rider cost of insurance charges. Unless you request otherwise, the increase will become effective on the first Monthly Payment Date on or following the date we receive and approve your request. Each increase in Rider Face Amount has its own Rider coverage charge and Rider cost of insurance charge, which will be shown on a supplemental schedule of coverage sent to you at the time of the increase. We may deduct an administrative charge not to exceed $100 from your Policy’s Accumulated Value on the effective date of an increase.
Decreases will be effective on the first Monthly Payment Date on or following the date the Written Request is received at our Life Insurance Operations Center. Decreases will first be applied against the most recent increase, if any, and then against successively earlier increases, if any, and finally against the original SVER Term Insurance Rider — Trust/Executive Benefit Face Amount.
The termination credit added to your Net Cash Surrender Value if you surrender your Policy is calculated in two parts, and is the sum of the results of the two calculations, except if Termination Credit Part 1 equals zero, then Termination Credit Part 2 will also be zero.
Termination Credit Part 1 equals A × B where:
A = the termination credit percentage; and
B = the termination credit basis.
Termination Credit Part 2 equals the greater of zero and C × D × (E – (F/G)), where:
C = the termination credit factor;
D = the lesser of 60 and the number of whole Policy months that have elapsed;
E = the maximum annual termination credit basis;
F = the sum of premiums paid; and
G = 1 + the number of whole Policy Years elapsed.
The initial termination credit percentage, and the termination credit factor and maximum annual termination credit basis are shown in your Policy Specifications for this Rider. We may reduce the schedule of termination credit percentages, and even reduce such percentages to zero, but not until at least 30 days after we have sent you revised Policy Specifications that show the reduced termination credit percentages. Any such reduced schedule of termination credit percentages will apply uniformly to all members of the same Class.
The termination credit basis is the lesser of (a – c) or (b – c), where:
a = the total amount of premiums paid on the Policy;
b = the maximum annual termination credit basis, multiplied by 1 + the number of whole Policy Years elapsed; and
c = the total amount of any withdrawals you have taken from your Policy’s Accumulated Value.
If the Insured dies while the Rider is in effect, the Termination Credit will be added to the Accumulated Value prior to calculating the Death Benefit under the Death Benefit Qualification Test.
This Rider will terminate on the earliest of your Written Request or termination of the Policy.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
PART C: OTHER INFORMATION
Item 27. Exhibits

(1)	(a)	Resolution of the Board of Directors of the Depositor dated November 22, 1989 and copies of the Memoranda concerning Pacific Select Exec Separate Account dated May 12, 1988 and January 26, 1993.[1]

	(b)	Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws.[1]

(2)	Inapplicable

(3)	(a)	Distribution Agreement Between Pacific Life Insurance Company and Pacific Mutual Distributors, Inc. (formerly known as Pacific Equities Network)[1]

	(b)	Form of Selling Agreement Between Pacific Mutual Distributors, Inc. and Various Broker-Dealers[1]

	(c)	Distribution Agreement Between Pacific Select Distributors, Inc. and T. Rowe Price Investment Services, Inc.[3]

(4)	(a)	Flexible Premium Variable Life Insurance Policy[13]

	(b)	Accelerated Living Benefit Rider (form R92-ABR)[1]

	(c)	Spouse Term Rider (form R08RTA)[12]

	(d)	Children’s Term Rider (form R84-CT)[1]

	(e)	Accidental Death Benefit (form R84-AD)[1]

	(f)	Disability Benefit Rider (form R84-DB)[1]

	(g)	Waiver of Charges (form R08WC)[12]

	(h)	Guaranteed Insurability Rider (form R84-GI)[1]

	(i)	Annual Renewable Term Rider (form R08RTP)[12]

	(j)	Surrender Value Enhancement Rider — Individual (form R08SEI)[12]

	(k)	Surrender Value Enhancement Rider — Trust/Executive Benefit (form R08SET)[12]

	(l)	Short Term No Lapse Guarantee Rider (form R04PNL)[10]

	(m)	Overloan Protection Rider (form R08OLP)[12]

	(n)	Minimum Earnings Benefit Rider (form R06MEB)[11]

	(o)	SVER Term Insurance Rider

	(p)	SVER Term Insurance Rider-Trust/Executive Benefit

(5)	Application for Flexible Premium Variable Life Insurance Policy & General Questionnaire[12]

(6)	(a)	Bylaws of Pacific Life Insurance Company[1]

	(b)	Articles of Incorporation of Pacific Life Insurance Company[1]

	(c)	Restated Articles of Incorporation of Pacific Life Insurance Company[4]

	(d)	Bylaws of Pacific Life Insurance Company As Amended Effective September 1, 2005[4]

(7)	Form of Reinsurance Contract[1]

(8)	(a)	Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund[1]

	(b)	Participation Agreement with Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III[2]

	(c)	Service Contract with Fidelity Distributors Corporation[2]

	(d)	Participation Agreement with Merrill Lynch Variable Series Fund, Inc.[3]

	(e)	Administrative Services Agreement with FAM Distributors, Inc.[2]

	(f)	Participation Agreement with T. Rowe Price Equity Series, Inc.[3]

	(g)	Administrative Services Agreement with T. Rowe Price Associates, Inc.[3]

	(h)	Participation Agreement with Van Eck Worldwide Insurance Trust[3]

	(i)	Service Agreement with Van Eck Securities Corporation[2]

	(j)	Participation Agreement between Pacific Life, PSD, American Funds Insurance Series, American Funds Distributors and Capital Research And Management Company[3]

	(k)	Participation Agreement with Janus Aspen Series[6]

	(l)	Distribution and Shareholder Service Agreement with Janus Capital Management LLC[6]

	(m)	Administrative Services Agreement with Janus Distributors LLC[6]

	(n)	Participation Agreement with Lazard Retirement Series, Inc.[6]

	(o)	Service Agreement with Lazard Asset Management Securities LLC[6]

	(p)	Participation Agreement with Legg Mason Partners III[6]

	(q)	Service Agreement with Legg Mason Investor Services, LLC[6]

	(r)	Participation Agreement with MFS Variable Insurance Trust[6]

	(s)	Service Agreement with Massachusetts Financial Services Company[6]

	(t)	Participation Agreement with Premier VIT[6]

	(u)	Service Agreement with OpCap Advisors LLC[6]

	(v)	Participation Agreement with XTF Advisors Trust[6]

	(w)	Service Agreement with XTF Advisors L.P.[6]

	(x)	Form of Amendment to Participation Agreement[7]

	(y)	Form of Amendment to Service Agreement[8]

	(z)	Form of Amendment to Service Contract[9]

	(aa)	Participation Agreement between Pacific Life Insurance Company, Pacific Life & Annuity and M Fund[13]

(9)	Inapplicable

(10)	Inapplicable

(11)	Form of Opinion and consent of legal officer of Pacific Life as to legality of Policies being registered[13]

(12)	Inapplicable

(13)	Inapplicable

(14)	a)	Consent of Registered Public Accounting Firm[14]

	b)	Consent of Independent Auditors[14]

(15)	Inapplicable

(16)	Inapplicable

(17)	Memorandum Describing Issuance, Transfer and Redemption Procedures[13]

(18)	Power of Attorney [to be filed]

[1]	Filed as part of Registration Statement on Form N-6 via EDGAR on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

[2]	Filed as part of Post-Effective Amendment No. 2 to the Registration Statement on Form N-6 via EDGAR on February 10, 2005, File No. 333-118913, Accession Number 0000892569-05-000054.

[3]	Filed as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-6 via EDGAR on April 19, 2005, File No. 033-21754, Accession Number 0000892569-05-000254.

[4]	Filed as part of Post-Effective Amendment No. 5 to the Registration Statement on Form N-6 via EDGAR on December 6, 2005, File No. 333-118913, Accession Number 0000892569-05-001150.

[5]	Filed as part of Post-Effective Amendment No. 8 to the Registration Statement on Form N-6 via EDGAR on February 14, 2007, File No. 333-118913, Accession Number 0000892569-07-000110.

[6]	Filed as part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

[7]	Filed as Exhibit 8(y) as part of Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 via EDGAR on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219.

[8]	Filed as Exhibit 8(z) as part of Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 via EDGAR on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219.

[9]	Filed as Exhibit 8(aa) as part of Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 via EDGAR on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219.

[10]	Filed as Exhibit 4(q) as part of Post-Effective Amendment No. 21 to the Registration Statement on Form N-6 via EDGAR on March 1, 2004, File No. 333-60461, Accession Number 0001193125-04-032150.

[11]	Filed as Exhibit 4(x) as part of Post-Effective Amendment No. 28 to the Registration Statement on Form N-6 via EDGAR on December 23, 2007, File No. 333-60461, Accession Number 0000892569-05-001357.

[12]	Filed as part of the Registration Statement on Form N-6 via EDGAR on April 4, 2008, File No. 333 - 150092, Accession Number 0000892569-08-000513.

[13]	Filed as part of the Registration Statement on Form N-6 via EDGAR on July 9, 2008, File No. 333-152224, Accession Number 0000892569-08-000978.

[14]	Filed as part of Pre-Effective Amendment No. 2 to the Registration Statement on Form N-6 filed via EDGAR on October 9, 2008, File No. 333-152224, Accession Number 0000892569-08-001365.

Item 28. Directors and Officers of Pacific Life

Name and Address	Positions and Offices with Pacific Life

James T. Morris	Chairman of the Board, President and Chief Executive Officer
Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer
Sharon A. Cheever	Director, Senior Vice President and General Counsel
Audrey L. Milfs	Director, Vice President and Corporate Secretary
Michael A. Bell	Executive Vice President
Edward R. Byrd	Senior Vice President and Chief Accounting Officer
Denis P. Kalscheur	Vice President and Treasurer
Brian D. Klemens	Vice President and Controller

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 29. Persons Controlled by or Under Common Control with Pacific Life Insurance Company (Pacific Life) or Pacific Select Exec Separate Account.
Pacific Life is a Nebraska Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company), which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Holding Company).
PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
LEGAL STRUCTURE

	Jurisdiction of	Percentage of
	Incorporation or	Ownership by its
	Organization	Immediate Parent
Pacific Mutual Holding Company	Nebraska
Pacific LifeCorp	Delaware	100
Pacific Life Insurance Company	Nebraska	100
Pacific Life & Annuity Company	Arizona	100
Pacific Select Distributors, Inc.	California	100
Pacific Select, LLC	Delaware	100
Pacific Asset Holding LLC	Delaware	100
Pacific TriGuard Partners LLC	Delaware	100
Grayhawk Golf Holdings, LLC	Delaware	95
Grayhawk Golf L.L.C.	Arizona	100
Las Vegas Golf I, LLC	Delaware	100
Angel Park Golf, LLC	Nevada	100
CW Atlanta, LLC	Delaware	100
City Walk Towers, LLC	Delaware	100
Kinzie Member, LLC	Delaware	100
Parcel B Owner LLC	Delaware	88
Kinzie Parcel A Member, LLC	Delaware	100
Parcel A Owner LLC	Delaware	90
Kierland One, LLC	Delaware	100
PL/KBS Fund Member, LLC	Delaware	100
KBS/PL Properties, L.P.#	Delaware	99.9
Wildflower Member, LLC	Delaware	100
Epoch-Wildflower, LLC	Florida	99
Confederation Life Insurance and Annuity Company	Georgia	100
Pacific Life Fund Advisors LLC +	Delaware	100
Pacific Alliance Reinsurance Company of Vermont	Vermont	100
Pacific Mezzanine Associates L.L.C.	Delaware	67
Pacific Mezzanine Investors L.L.C.#	Delaware	100
College Savings Bank	New Jersey	100
Pacific Asset Funding, LLC	Delaware	100
PL Trading Company, LLC	Delaware	100
Pacific Life Trade Services, Limited	Hong Kong	100
Pacific Life & Annuity Services, Inc.	Colorado	100
Bella Sera Holdings, LLC	Delaware	100
Pacific Life Re Holdings LLC	Delaware	100
Pacific Life Re Holdings Limited	UK	100
Pacific Life Re Services Limited	UK	100
Pacific Life Re Limited	UK	100
Pacific Alliance Reinsurance Ltd.	Bermuda	100
Aviation Capital Group Corp.	Delaware	100
ACG Acquisition Corporation V	Delaware	100
ACG Acquisition 41 LLC	Delaware	100
ACG Acquisition 42 LLC	Delaware	100
ACG International Ltd.	Bermuda	100
ACG Acquisition Ireland III Limited	Ireland	100
ACG Acquisition Ireland IV Ltd.	Ireland	100
ACG Acquisition Ireland V Ltd.	Ireland	100
ACG Investment Capital Partners LLC	Delaware	50
MAPF Holdings LLC	Delaware	23 (approx.)
ACG Acquisition VI LLC	Nevada	100
ACG Acquisition XIX LLC	Delaware	20
ACG XIX Holding LLC	Delaware	100
Aviation Capital Group Trust	Delaware	100
ACG Acquisition XV LLC	Delaware	100
ACG Acquisition XX LLC	Delaware	100
ACG Acquisition Ireland Limited	Ireland	50
ACG Acquisition Labuan Ltd.	Labuan	100
ACG Acquisitions Sweden AB	Sweden	100
ACG Acquisitions (Bermuda) Ltd.	Bermuda	100
ACG Acquisition XXI LLC	Delaware	100
ACG Trust 2004 -1 Holding LLC	Delaware	100
ACG Funding Trust 2004-1	Delaware	100
ACG Acquisition 30746 LLC	Delaware	100
ACG Trust II Holding LLC	Delaware	100
Aviation Capital Group Trust II	Delaware	100
ACG Acquisition XXV LLC	Delaware	100
ACG Acquisition 37 LLC	Delaware	100
ACG Acquisition 38 LLC	Delaware	100
ACG Acquisition Ireland II Limited	Ireland	100
ACG Acquisition (Bermuda) II Ltd.	Bermuda	100
ACG Acquisition XXIX LLC	Delaware	100
ACG Acquisition XXX LLC	Delaware	100
ACG Acquisition 31 LLC	Delaware	100
ACG Acquisition 32 LLC	Delaware	100
ACG Acquisition 33 LLC	Delaware	100
ACG Acquisition 34 LLC	Delaware	100
ACG Acquisition 36 LLC	Delaware	100
ACG Acquisition 39 LLC	Delaware	100
ACGFS LLC	Delaware	100
ACG Acquisition 35 LLC	Delaware	100
Boullioun Aviation Services Inc.	Washington	100
Boullioun Aviation Services (International) Inc.	Washington	100
Boullioun Aviation Services (Bermuda) Ltd.	Bermuda	100
Boullioun Aircraft Holding Company, Inc.	Washington	100
Boullioun Portfolio Finance III LLC	Nevada	100
ACG Funding 2005-1 Holding LLC	Delaware	100
ACG Funding Trust 2005-1	Delaware	100
BAHC (Bermuda) One Limited	Bermuda	100
ACG III Holding LLC	Delaware	100
ACG Trust III	Delaware	100
RAIN I LLC	Delaware	100
RAIN II LLC	Delaware	100
RAIN III LLC	Delaware	100
RAIN IV LLC	Delaware	100
RAIN V LLC	Delaware	100
RAIN VI LLC	Delaware	100
RAIN VII LLC	Delaware	100
RAIN VIII LLC	Delaware	100
ACG Acquisition 30271 LLC	Delaware	100
ACG Acquisition 30286 LLC	Delaware	100
ACG Acquisition 30744 LLC	Delaware	100
ACG Acquisition 30745 LLC	Delaware	100
ACG Acquisition 30293 LLC	Delaware	100
ACG Acquisition 1176 LLC	Delaware	100
0168 Statutory Trust	Connecticut	100
0179 Statutory Trust	Connecticut	100
Bellevue Aircraft Leasing Limited	Ireland	100
Rainier Aircraft Leasing (Ireland) Limited	Ireland	100
ACG Acquisition (Cyprus) Ltd.	Cyprus	100
ACG 2006-ECA LLC	Delaware	100
ACG Acquisition 2692 LLC	Delaware	100
ACG ECA-2006 Ireland Limited	Ireland	100
ACG Acquisition 2987 LLC	Delaware	100
ACG Acquisition 3141 LLC	Delaware	100
ACG Acquisition Aruba NV	Aruba	100
ACG Trust 2006-1 Holding LLC	Delaware	100
ACG Funding Trust 2006-1	Delaware	100
ACG Capital Partners LLC	Delaware	50
Bellevue Coastal Leasing LLC	Washington	100
ACG Capital Partners Ireland Limited	Ireland	100
ACG Acquisition 30288 LLC	Delaware	100
ACGCP Acquisition 979 LLC	Delaware	100

# = Abbreviated structure

+ = A Division of Pacific Life Fund Advisors LLC does business as Pacific Asset Management

Item 30. Indemnification

(a)	The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

(b)	The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. Of this Agreement.

Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker- Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 31. Principal Underwriters

(a)	Other Activity.

PSD (formerly Pacific Mutual Distributors, Inc.) also acts as principal underwriter for Pacific Select Separate Account of Pacific Life, Pacific Select Variable Annuity Separate Account of Pacific Life, Pacific Corinthian Variable Separate Account of Pacific Life, Separate Account A of Pacific Life, Separate Account B of Pacific Life, Pacific Select Exec Separate Account of PL&A, Separate Account A of PL&A and Pacific Select Fund.

(b)	Management.

Name	Positions and Offices with Underwriter

Adrian S. Griggs	Director, SVP, Chief Financial Officer
Gerald W. Robinson	Director, Chairman, Chief Executive Officer
Michael A. Bell	Director, EVP
Dewey Bushaw	SVP
Robert C. Hsu	SVP, Chief Information Officer
Richard J. Schindler	SVP
Edward R. Byrd	SVP
Martha A. Gates	SVP
Thomas Gibbons	VP, Tax
Brian D. Klemens	VP, Treasurer
Audrey L. Milfs	VP, Secretary
Alyce F. Peterson	VP
Gail Cobin Moscoso	VP
S. Kendrick Dunn	AVP, Compliance
Jane M. Guon	AVP, Assistant Secretary
Gail H. McIntosh	Assistant Secretary
Julia C. McKinney	Assistant Secretary
Michael T. McLaughlin	Assistant Secretary
Cheryl L. Tobin	Assistant Secretary
Stephen J. Toretto	Assistant Secretary

The principal business address of each of the above individuals is c/o Pacific Life Insurance Company, 700 Newport Center Drive, Newport Beach, California 92660.

(c)	Compensation from the Registrant.

(1)	(2)	(3)	(4)	(5)
Compensation on
Events Occasioning
Name of	Net Underwriting	the Deduction of a	Brokerage	Other
Principal Underwriter	Discounts and Commissions	Deferred Sales Load	Commissions	Compensation

PSD	N/A	N/A	N/A	N/A

Item 32. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 33. Management Services

Not applicable

Item 34. Fee Representation

REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Life Insurance Policy described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Pacific Select Exec Separate Account of Pacific Life Insurance Company, Certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 2 to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and State of California, on this 13th day of February, 2009.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
(Registrant)

By:	PACIFIC LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ James T. Morris
James T. Morris
Chairman of the Board, President and Chief Executive Officer

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Name	Title	Date

/s/ James T. Morris James T. Morris	Chairman of the Board, President and Chief Executive Officer	February 13, 2009

/s/ Khanh T. Tran Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer	February 13, 2009

/s/ Sharon A. Cheever Sharon A. Cheever	Director, Senior Vice President and General Counsel	February 13, 2009

/s/ Audrey L. Milfs Audrey L. Milfs	Director, Vice President and Corporate Secretary	February 13, 2009

/s/ Michael A. Bell Michael A. Bell	Executive Vice President	February 13, 2009

/s/ Edward R. Byrd Edward R. Byrd	Senior Vice President and Chief Accounting Officer	February 13, 2009

/s/ Denis P. Kalscheur Denis P. Kalscheur	Vice President and Treasurer	February 13, 2009

/s/ Brian D. Klemens Brian D. Klemens	Vice President and Controller	February 13, 2009